UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Waterstone Asset Management, LLC

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 028-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:

/s/ Martin Kalish             Plymouth, Minnesota             August 4, 2010
--------------------          --------------------           -----------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:    $ 2,591,892

                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.  Form 13F File Number      Name

1.   028-12029                 Waterstone Market Neutral Master Fund, Ltd.

2.   028-10926                 Waterstone Capital Offshore Advisors, LP

3.   028-13704                 Waterstone Market Neutral MAC 51 Ltd.

                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8

                                                           VALUE       SHS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT   PRN CALL  DISCRETION  MGRS     SOLE     SHARED NONE
3M CO                         COM               88579Y101       890      11,262  SH         Defined  1, 2, 3        11,262
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1   000886AE1    27,204  33,750,000  PRN        Defined  1, 2, 3    33,750,000
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1   000886AF8    24,636  33,750,000  PRN        Defined  1, 2, 3    33,750,000
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0   007903AL1   122,180 127,150,000  PRN        Defined  1, 2, 3   127,150,000
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1   007903AN7    24,661  25,000,000  PRN        Defined  1, 2, 3    25,000,000
ALLERGAN INC                  COM               018490102     3,816      65,500  SH         Defined  1, 2, 3        65,500
ALLIANCE DATA SYSTEMS CORP    COM               018581108     2,109      35,437  SH         Defined  1, 2, 3        35,437
AMERICAN MED SYS HLDGS INC    NOTE 4.000% 9/1   02744MAB4     5,932   4,500,000  PRN        Defined  1, 2, 3     4,500,000
AMERIGROUP CORP               NOTE 2.000% 5/1   03073TAB8    39,322  39,000,000  PRN        Defined  1, 2, 3    39,000,000
BARRETT BILL CORP             NOTE 5.000% 3/1   06846NAA2    24,490  24,652,000  PRN        Defined  1, 2, 3    24,652,000
BOSTON PPTYS LTD PARTNERSHIP  NOTE 2.875% 2/1   10112RAK0    23,181  23,520,000  PRN        Defined  1, 2, 3    23,520,000
BRE PROPERTIES INC            NOTE 4.125% 8/1   05564EBH8     2,657   2,660,000  PRN        Defined  1, 2, 3     2,660,000
CARRIZO OIL & CO INC          NOTE 4.375% 6/0   144577AA1    14,926  17,320,000  PRN        Defined  1, 2, 3    17,320,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1   165167BZ9    70,467  90,384,000  PRN        Defined  1, 2, 3    90,384,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1   165167CA3   111,738 143,900,000  PRN        Defined  1, 2, 3   143,900,000
COMMSCOPE INC                 NOTE 3.250% 7/0   203372AG2    13,853  12,717,000  PRN        Defined  1, 2, 3    12,717,000
DELTA PETE CORP               NOTE 3.750% 5/0   247907AD0    12,608  16,036,000  PRN        Defined  1, 2, 3    16,036,000
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.500% 8/1   251591AQ6     3,421   3,500,000  PRN        Defined  1, 2, 3     3,500,000
DEVON ENERGY CORP NEW         COM               25179M103    36,552     600,000  SH         Defined  1, 2, 3       600,000
ERP OPER LTD PARTNERSHIP      NOTE 3.850% 8/1   26884AAV5    30,276  30,000,000  PRN        Defined  1, 2, 3    30,000,000
EXTERRAN HLDGS INC            NOTE 4.250% 6/1   30225XAA1    42,630  33,000,000  PRN        Defined  1, 2, 3    33,000,000
FEDERAL HOME LN MTG CORP      COM               313400301       217     525,575  SH         Defined  1, 2, 3       525,575
FEDERAL NATL MTG ASSN         COM               313586109       261     762,480  SH         Defined  1, 2, 3       762,480
GEORESOURCES INC              COM               372476101     1,393     100,000  SH         Defined  1, 2, 3       100,000
GOLDMAN SACHS GROUP INC       COM               38141G104   118,143     900,000  SH   CALL  Defined  1, 2, 3       900,000
HANOVER COMPRESSOR CO         NOTE 4.750% 1/1   410768AE5    18,089  18,897,000  PRN        Defined  1, 2, 3    18,897,000
HOLOGIC INC                   FRNT 2.000%12/1   436440AA9    81,152  95,523,000  PRN        Defined  1, 2, 3    95,523,000
JEFFERIES GROUP INC NEW       COM               472319102     2,321     110,100  SH   CALL  Defined  1, 2, 3       110,100
JPMORGAN CHASE & CO           COM               46625H100     9,153     250,000  SH         Defined  1, 2, 3       250,000
L-3 COMMUNICATIONS CORP       DEBT 3.000% 8/0   502413AW7    26,065  26,027,000  SH         Defined  1, 2, 3    26,027,000
LIFE TECHNOLOGIES CORP        COM               53217V109       591      12,500  SH         Defined  1, 2, 3        12,500
LINCARE HLDGS INC             DBCV 2.750%11/0   532791AE0    48,052  40,330,000  PRN        Defined  1, 2, 3    40,330,000
LINEAR TECHNOLOGY CORP        NOTE 3.000% 5/0   535678AC0    28,313  28,932,000  PRN        Defined  1, 2, 3    28,932,000
LINEAR TECHNOLOGY CORP        NOTE 3.125% 5/0   535678AD8     2,009   1,998,000  PRN        Defined  1, 2, 3     1,998,000
MGM MIRAGE                    COM               552953101     1,447     150,100  SH         Defined  1, 2, 3       150,100
MICROCHIP TECHNOLOGY INC      SDCV 2.125%12/1   595017AB0   104,845 107,698,000  PRN        Defined  1, 2, 3   107,698,000
MORGAN STANLEY                COM NEW           617446448    79,518   3,426,000  SH   CALL  Defined  1, 2, 3     3,426,000
MORGAN STANLEY                COM NEW           617446448     6,963     300,000  SH   PUT   Defined  1, 2, 3       300,000
MYLAN INC                     COM               628530107     8,142     477,800  SH   CALL  Defined  1, 2, 3       477,800
MYLAN INC                     COM               628530107     9,373     550,065  SH         Defined  1, 2, 3       550,065
NATIONAL CITY CORP            NOTE 4.000% 2/0   635405AW3    57,901  57,229,000  PRN        Defined  1, 2, 3    57,229,000
NETAPP INC                    NOTE 1.750% 6/0   64110DAB0   186,833 145,136,000  PRN        Defined  1, 2, 3   145,136,000
NEW YORK CMNTY CAP TR V       UNIT 99/99/9999   64944P307    70,472   1,508,150  PRN        Defined  1, 2, 3     1,508,150
NII HLDGS INC                 NOTE 2.750% 8/1   62913FAF9    57,312  57,350,000  PRN        Defined  1, 2, 3    57,350,000
PARKER DRILLING CO            NOTE 2.125% 7/1   701081AR2    15,041  16,474,000  PRN        Defined  1, 2, 3    16,474,000
PHARMACEUTICAL RES INC        NOTE 2.875% 9/3   717125AC2    31,843  31,883,000  PRN        Defined  1, 2, 3    31,883,000
PNC FINL SVCS GROUP INC       COM               693475105    48,025     850,000  SH   PUT   Defined  1, 2, 3        48,025
PROLOGIS                      NOTE 2.625% 5/1   743410AS1    22,446  25,000,000  PRN        Defined  1, 2, 3    25,000,000
QWEST COMMUNICATIONS INTL IN  NOTE 3.500%11/1   749121BY4    66,150  59,800,000  PRN        Defined  1, 2, 3    59,800,000
REINSURANCE GROUP AMER INC    PFD TR INC EQ     759351307   131,374   2,212,719  SH         Defined  1, 2, 3     2,212,719
SANDISK CORP                  COM               80004C101    21,161     503,000  SH   PUT   Defined  1, 2, 3        21,161
SESI L L C                    FRNT 1.500%12/1   78412FAH7    40,667  44,120,000  PRN        Defined  1, 2, 3    44,120,000
SPANSION INC                  COM CL A NEW      84649R200    12,857     788,278  PRN        Defined  1, 2, 3       788,278
SYMANTEC CORP                 NOTE 0.750% 6/1   871503AD0   133,147 134,000,000  PRN        Defined  1, 2, 3   134,000,000
TRANSOCEAN INC                NOTE 1.500%12/1   893830AV1    47,583  53,354,000  PRN        Defined  1, 2, 3    53,354,000
TRANSOCEAN INC                NOTE 1.500%12/1   893830AW9   105,150 126,425,000  PRN        Defined  1, 2, 3   126,425,000
TRANSOCEAN LTD                REG SHS           H8817H100    30,634     661,200  SH   PUT   Defined  1, 2, 3       661,200
TRANSOCEAN LTD                REG SHS           H8817H100    29,220     630,692  PRN        Defined  1, 2, 3       630,692
VALE S A                      ADR               91912E105    48,700   2,000,000  SH   CALL  Defined  1, 2, 3     2,000,000
VERISIGN INC                  SDCV 3.250% 8/1   92343EAD4    97,788 108,976,000  PRN        Defined  1, 2, 3   108,976,000
VIRGIN MEDIA INC              NOTE 6.500%11/1   92769LAB7   103,211  88,480,000  PRN        Defined  1, 2, 3    88,480,000
WASHINGTON POST CO            CL B              939640108     6,867      16,730  PRN        Defined  1, 2, 3        16,730
WESTERN REFNG INC             COM               959319104     5,707   1,134,500  SH         Defined  1, 2, 3     1,134,500
XILINX INC                    SDCV 3.125% 3/1   983919AD3    34,744  38,050,000  PRN        Defined  1, 2, 3    38,050,000
ZIONS BANCORPORATION          *W EXP 05/22/202  989701115     3,464     500,000  PRN        Defined  1, 2, 3       500,000



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